Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Checking and saving accounts	$ 271,337	$ 151,146
Time deposit	291,000	55,000
Cash on hand	250	229
Bonds	50,726	0
Cash and cash equivalents	$ 613,313	$ 206,375	$ 122,424	$ 211,081